SEGMENT INFORMATION (Schedule Of Components Of Net Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2006
SEGMENT INFORMATION
Net revenues	$ 498,198	$ 174,624	$ 47,481	$ 47,481
Cost of revenues	(449,805)	(116,385)	0
Operating expenses	(135,132)	(88,999)	(60,880)
Loss from operations	(113,402)	(77,689)	(53,976)
Net (loss) income from continuing operations	(158,817)	8,749	(63,114)
Net (loss) income from discontinued operations	223,298	(119,252)	(122,238)
Net (loss) income	64,481	(110,503)	(185,352)
Renren [Member]
SEGMENT INFORMATION
Net revenues	19,122	21,931	18,097
Cost of revenues	(11,966)	(17,920)	(14,698)
Operating expenses	(66,847)	(58,543)	(35,344)
Loss from operations	(59,691)	(54,532)	(31,945)
Net (loss) income from continuing operations	(69,285)	37,444	(39,060)
Net (loss) income from discontinued operations	223,298	(119,252)	(122,238)
Net (loss) income	154,013	(81,808)	(161,298)
Auto Group [Member]
SEGMENT INFORMATION
Net revenues	479,076	152,693	29,384	$ 29,384
Cost of revenues	(464,502)	(145,394)	(25,879)
Operating expenses	(68,285)	(30,456)	(25,536)
Loss from operations	(53,711)	(23,157)	(22,031)
Net (loss) income from continuing operations	(89,532)	(28,695)	(24,054)
Net (loss) income from discontinued operations	0	0	0
Net (loss) income	$ (89,532)	$ (28,695)	$ (24,054)